CASH AND CASH EQUIVALENTS - NET - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 21,174								Rp 24,310
Total cash and cash equivalents	31,947	$ 2,052							38,311	$ 2,461					Rp 20,589	Rp 18,241
Gross or Cost
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	10,763								13,990
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	1								1
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	11								12
Time deposits	1,220								210
Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3,614								4,704
Third parties
CASH AND CASH EQUIVALENTS
Time deposits	3,421								2,496
HSBC Hongkong and Shanghai | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	861	55							628	44
HSBC Hongkong and Shanghai | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	10				$ 5				42				$ 23
SCB | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	245					$ 16			300					$ 21
SCB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	53	5							83	8
JPMorgan Chase & Co. | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	140					9			96					7
Bank Permata. | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	412								2,326
Bank Muamalat | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	295
Other (each below Rp100 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	278								429
Time deposits	46								261
Other (each below Rp100 billion) | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	130					8			90					6
Other (each below Rp100 billion) | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	23						$ 2		5
Other (each below Rp100 billion) | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	29					2			19					2
Other (each below Rp100 billion) | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	29					58			23					46
Other (each below Rp100 billion) | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	17	5							19	6
Other (each below Rp100 billion) | Myanmar (Burma), Kyats
CASH AND CASH EQUIVALENTS
Cash in banks	3							RM 386
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	1,379								570
Time deposits	122								0
Bank CIMB Niaga | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	5					0			74					5
Time deposits	168					11
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,986								1,689
Bank Mega | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	181	12							235	17
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	220								197
Maybank | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	224	14							107	8
Maybank | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Time deposits	6							RM 2	7					2
Bank Danamon | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	40								0
Bank Danamon | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	133					9
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks	17,560								19,606
Time deposits	7,342								11,494
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	6,413								8,660
Time deposits	843								604
Bank Mandiri | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	758	49							459	32
Time deposits	489					31			441					31
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks	1			¥ 6					0			¥ 1
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	34		€ 2						30		€ 2
Bank Mandiri | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	5				$ 3				5				$ 3
Bank Mandiri | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0					0			0					0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,298								2,859
Time deposits	378								6,739
BNI | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	111					7			34					2
Time deposits	145					9			610					43
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0	$ 0							0	0
BNI | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0					0			0					0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,691								6,035
Time deposits	845								544
BRI | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	179					11			6					0
Time deposits	319					21			675					47
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,713								1,368
Time deposits	1,655								580
BTN | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks									0	0
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,423								910
BJB | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits									153	$ 11
BSI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	229								37
BSI | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0					$ 0			0					$ 0
Others related entities | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	128								113
Time deposits	Rp 25								Rp 28